Investments - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Impairment charges related to investments	$ 0	$ 0	$ 1,000,000	$ 19,000,000	$ 14,000,000
Available-for-sale, amount held with previously recognized other than temporary impairments	$ 0		$ 0	$ 7,000,000